OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Other assets abstract [Abstract]
Schedule of other assets

	As at December 31, 2024	As at December 31, 2023
Value added taxes receivable[1]	$222	$134
Other investments[2]	42	131
Notes receivable[3]	217	187
Norte Abierto JV partner receivable	51	61
Restricted cash[4]	65	101
Kibali JV Receivable[5]	202	358
Prepayments[6]	234	212
PV resettlement receivable	86	32
Other	176	140
	$1,295	$1,356
[1]Includes VAT and fuel tax receivables of $100 million in Mali, $6 million in Argentina, $69 million in Tanzania and $47 million in Chile (Dec. 31, 2023: $nil, $7 million, $69 million and $58 million, respectively).
[2]Includes equity investments in other mining companies.
[3]Primarily represents the interest bearing promissory note due from NovaGold.
[4]Primarily represents the cash balance at Pueblo Viejo that is contractually restricted in respect of disbursements for environmental rehabilitation, which are expected to occur near the end of Pueblo Viejo’s mine life.
[5]Refer to note 16 for further details.
[6]Primarily relates to prepaid royalties at Carlin.